Equity (Details 3) - Warrants [Member] - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Options Outstanding
Options Outstanding shares, Beginning	1,779	1,878	182
Options Outstanding, Warrants granted			1,696
Options Outstanding, Options expired		(99)
Options Outstanding shares, Ending	1,779	1,779	1,878
Weighted Average Grant Date Fair Value
Weighted Average Grant Date Fair Value, Warrants granted			1 year 2 months 23 days
Weighted Average Grant Date Fair Value, Options expired		10 months 25 days
Weighted Average Exercise Price
Weighted Average Exercise Price, Beginning	$ 2.66	$ 2.90	$ 4.89
Weighted Average Exercise Price, Warrants granted			2.69
Weighted Average Exercise Price, Options expired		7.35
Weighted Average Exercise Price, Ending	$ 2.66	$ 2.66	$ 2.90
Options Exercisable, Beginning	783	881	182
Options Exercisable, Ending	982	783	881
Weighted Average Exercise Price Options Exercisable
Weighted Average Exercise Price Options Exercisable, Beginning	$ 2.28	$ 2.84	$ 4.89
Weighted Average Exercise Price Options Exercisable,Ending	$ 2.42	$ 2.28	$ 2.84